CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS (Parenthetical) - Landsea Homes [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party interest, cost of sales	$ 8,653,000	$ 7,256,000
Related party interest, joint ventures	$ 903,000	$ 1,630,000	$ 1,908,000	$ 4,095,000	$ 0
Home sales [Member]
Related party interest, cost of sales			15,526,000	8,978,000	981,000
Lot sales [Member]
Related party interest, cost of sales			$ 120,000	$ 186,000	$ 1,697,000